Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks		$ 23,367	$ 20,729
Interest-earning deposits with banks (1)	[1]	192,580	200,671
Trading assets		92,329	74,397
Investment securities		416,070	407,519
Held-to-maturity Securities, Fair Value		138,985	99,155
Mortgages held for sale, carried at fair value		16,116	22,042
Mortgages held for sale	[2]	20,070	26,309
Loans, carried at fair value		376	758
Net loans		945,766	956,185
Derivative Asset		12,228	14,498
Other assets, carried at fair value		4,867	3,275
Total other assets	[2]	118,381	114,541
Total assets (3)	[3]	1,951,757	1,930,115
Liabilities
Derivative Liability		8,796	14,492
Short-term borrowings		103,256	96,781
Accrued expenses and other liabilities		70,615	57,189
Long-term debt		225,020	255,077
Total liabilities	[4]	$ 1,743,678	$ 1,729,618
Wells Fargo stockholders’ equity:
Common stock, par value		$ 1.666602371	$ 1.666602371
Common stock, shares issued		5,481,811,474	5,481,811,474
Common stock, shares authorized		9,000,000,000	9,000,000,000
Treasury stock, shares		590,194,846	465,702,148
VIEs that we consolidate [Member]
Assets
Cash and due from banks		$ 116	$ 168
Interest-earning deposits with banks (1)		376	74
Trading assets		294	130
Investment securities		0	0
Net loans	[3]	12,500	12,600
Derivative Asset		0	1
Total other assets		349	452
Total assets (3)		13,617	13,414
Liabilities
Derivative Liability		5	33
Short-term borrowings		0	0
Accrued expenses and other liabilities		132	107
Long-term debt		1,479	3,694
Total liabilities		$ 1,616	$ 3,834

[1]	(1)Financial information has been revised to reflect the impact of the adoption in first quarter 2018 of ASU 2016-18 - Statement of Cash Flows (Topic 230): Restricted Cash in which we changed the presentation of our cash and cash equivalents to include both cash and due from banks as well as interest-earning deposits with banks, which are inclusive of any restricted cash. See Note 1 (Summary of Significant Accounting Policies) for more information.
[2]	(2)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.
[3]	(3)Our consolidated assets at December 31, 2017 and 2016, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $116 million and $168 million; Interest-earning deposits with banks, $376 million and $74 million; Trading assets, $294 million and $130 million; Investment securities, $0 million and $0 million; Net loans, $12.5 billion and $12.6 billion; Derivative assets, $0 million and $1 million; Other assets, $349 million and $452 million; and Total assets, $13.6 billion and $13.4 billion, respectively.
[4]	(4)Our consolidated liabilities at December 31, 2017 and 2016, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Derivative liabilities, $5 million and $33 million; Accrued expenses and other liabilities, $132 million and $107 million; Long-term debt, $1.5 billion and $3.7 billion; and Total liabilities, $1.6 billion and $3.8 billion, respectively.